The Millicom Group - A.2.2. Material Joint Ventures - Ghana (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 12, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018	Dec. 31, 2016	[2]
Financial Results Of Joint Venture [Abstract]
Depreciation and amortization		$ (1,100)	$ (803)		$ (812)
Operating profit (loss)		575	640	[1]	632	[1]
Profit before taxes from continuing operations		218	119	[1],[2]	172	[1],[2]
Charge for taxes, net		(120)	(112)	[1]	(162)	[1]
Net profit (loss) for the year		154	(26)	[1],[3]	69	[1],[3]
Share of profit in joint ventures			(68)		(6)
Total non-current assets (excluding goodwill)		10,210	8,785	[4],[5]
Total non-current liabilities		7,770	4,845	[4],[5]
Carrying value of investment in joint venture		2,797	2,867	[4],[5]	2,966		$ 2,989
Cash and cash equivalents		1,164	528	[2],[4],[5]	619	[2]		$ 646
Debt and financing – non-current		5,786	4,123	[4],[5]
Debt and financing – current		186	458	[4],[5]
Net cash from operating activities		801	792	[2]	820	[2]
Net cash from (used in) investing activities		(1,502)	(1,199)	[2]	(367)	[2]
Net cash from (used in) financing activities		1,355	341	[2]	(464)	[2]
Increase (decrease) in cash and cash equivalents		$ 645	(98)	[2]	(8)	[2]
Ghana
Disclosure of joint ventures [line items]
Government purchase option, percentage		25.00%
Government purchase option, period		2 years
Non-current receivables due from joint ventures	$ 40
Investments in associates	102
Gain (loss) attributable to recycling of foreign currency exchange	(79)
Financial Results Of Joint Venture [Abstract]
Revenue		$ 142	187		58
Depreciation and amortization		(69)	(110)		(11)
Operating profit (loss)		(72)	(100)		(1)
Financial income (expenses), net		(77)	(42)		(10)
Profit before taxes from continuing operations		(123)	(135)		(12)
Charge for taxes, net		0	0		0
Net profit (loss) for the year		(123)	(135)		(12)
Share of profit in joint ventures		(40)	(68)		(6)
Dividends and advances paid to Millicom		0	0		0
Total non-current assets (excluding goodwill)		168	277		184
Total non-current liabilities		245	277		214
Total current assets		42	71		60
Current liabilities		187	134		106
Total net assets		$ (223)	$ (63)		$ (76)
Group's share in %		50.00%	50.00%		50.00%
Group's share in USD millions		$ (111)	$ (31)		$ (38)
Goodwill and consolidation adjustments		90	63		134
Unrecognised losses		(22)	0		0
Carrying value of investment in joint venture		0	32		96
Cash and cash equivalents		5	19		15
Debt and financing – non-current		245	276		145
Debt and financing – current		27	17		0
Net cash from operating activities		(5)	(19)		13
Net cash from (used in) investing activities		0	(8)		0
Net cash from (used in) financing activities		(6)	42		(3)
Increase (decrease) in cash and cash equivalents		$ (11)	$ 15		$ 10
At fair value | Ghana
Disclosure of joint ventures [line items]
Gains (losses) recognised when control of subsidiary is lost	$ 36

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[3]	Re-presented for discontinued operations (shown in note A.4.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[4]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[5]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).